UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48492-0612                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
April 30, 2012 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (98.5%)

            CONSUMER DISCRETIONARY (16.4%)
            ------------------------------
            ADVERTISING (0.6%)
  136,267   Omnicom Group, Inc.                                       $    6,992
                                                                      ----------
            APPAREL RETAIL (1.2%)
   69,852   Buckle, Inc.                                                   3,226
   90,752   Ross Stores, Inc.                                              5,590
  118,566   TJX Companies, Inc.                                            4,945
                                                                      ----------
                                                                          13,761
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (3.0%)
  153,096   Coach, Inc.                                                   11,201
   39,300   Fossil, Inc.*                                                  5,135
   35,827   lululemon athletica, inc.*                                     2,656
   62,100   Michael Kors Holdings Ltd.*                                    2,836
   70,128   Polo Ralph Lauren Corp.                                       12,081
                                                                      ----------
                                                                          33,909
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.7%)
   92,600   BorgWarner, Inc.*                                              7,319
                                                                      ----------
            AUTOMOTIVE RETAIL (0.8%)
   87,572   O'Reilly Automotive, Inc.*                                     9,235
                                                                      ----------
            BROADCASTING (0.3%)
   85,900   CBS Corp. "B"                                                  2,865
                                                                      ----------
            CABLE & SATELLITE (0.2%)
1,110,820   Sirius Satellite Radio, Inc.*                                  2,510
                                                                      ----------
            CASINOS & GAMING (1.1%)
  218,300   Las Vegas Sands Corp.                                         12,114
                                                                      ----------
            EDUCATION SERVICES (0.6%)
   59,799   Apollo Group, Inc. "A"*                                        2,106
   68,342   ITT Educational Services, Inc.*                                4,512
                                                                      ----------
                                                                           6,618
                                                                      ----------
            GENERAL MERCHANDISE STORES (0.4%)
   46,332   Dollar Tree, Inc.*                                             4,710
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.3%)
  123,678   Lowe's Companies, Inc.                                         3,892
                                                                      ----------
            HOMEFURNISHING RETAIL (0.4%)
   57,695   Bed Bath & Beyond, Inc.*                                       4,061
                                                                      ----------
            INTERNET RETAIL (3.4%)
   62,853   Amazon.com, Inc.*                                             14,576
   30,424   Priceline.com, Inc.*                                          23,147
                                                                      ----------
                                                                          37,723
                                                                      ----------

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1  | USAA Aggressive Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MOVIES & ENTERTAINMENT (0.3%)
  180,119   News Corp. "A"                                            $    3,530
                                                                      ----------
            RESTAURANTS (2.3%)
  272,454   Starbucks Corp.                                               15,634
  145,787   Yum! Brands, Inc.                                             10,603
                                                                      ----------
                                                                          26,237
                                                                      ----------
            SPECIALTY STORES (0.8%)
   92,771   PetSmart, Inc.                                                 5,405
   41,000   Ulta Salon, Cosmetics & Fragrance, Inc.                        3,615
                                                                      ----------
                                                                           9,020
                                                                      ----------
            Total Consumer Discretionary                                 184,496
                                                                      ----------

            CONSUMER STAPLES (5.0%)
            -----------------------
            DRUG RETAIL (0.7%)
  169,300   CVS Caremark Corp.                                             7,554
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (1.5%)
  134,305   Costco Wholesale Corp.                                        11,842
   99,175   Wal-Mart Stores, Inc.                                          5,842
                                                                      ----------
                                                                          17,684
                                                                      ----------
            PACKAGED FOODS & MEAT (0.1%)
   17,387   Green Mountain Coffee Roasters, Inc.*                            848
                                                                      ----------
            PERSONAL PRODUCTS (0.4%)
   73,900   Estee Lauder Companies, Inc. "A"                               4,829
                                                                      ----------
            SOFT DRINKS (1.2%)
  173,523   Coca-Cola Co.                                                 13,243
                                                                      ----------
            TOBACCO (1.1%)
  138,252   Philip Morris International, Inc.                             12,375
                                                                      ----------
            Total Consumer Staples                                        56,533
                                                                      ----------

            ENERGY (7.2%)
            -------------
            INTEGRATED OIL & GAS (2.7%)
  181,007   Exxon Mobil Corp.                                             15,628
  160,868   Occidental Petroleum Corp.                                    14,675
                                                                      ----------
                                                                          30,303
                                                                      ----------
            OIL & GAS DRILLING (0.5%)
   92,299   Diamond Offshore Drilling, Inc.                                6,327
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (2.6%)
  109,400   Cameron International Corp.*                                   5,607
   34,316   Core Laboratories N.V.                                         4,700
  205,400   FMC Technologies, Inc.*                                        9,654
   59,954   National-Oilwell Varco, Inc.                                   4,542
   90,143   Oceaneering International, Inc.                                4,654
                                                                      ----------
                                                                          29,157
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.0%)
  102,200   Concho Resources, Inc.*                                       10,954
                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.4%)
  187,626   Valero Energy Corp.                                            4,634
                                                                      ----------
            Total Energy                                                  81,375
                                                                      ----------

            FINANCIALS (3.7%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
   72,000   Franklin Resources, Inc.                                       9,037
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CONSUMER FINANCE (0.5%)
  105,402   American Express Co.                                      $    6,346
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (0.9%)
   49,300   Goldman Sachs Group, Inc.                                      5,677
  245,500   TD Ameritrade Holding Corp.                                    4,613
                                                                      ----------
                                                                          10,290
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
  229,300   JPMorgan Chase & Co.                                           9,855
                                                                      ----------
            SPECIALIZED FINANCE (0.6%)
   47,800   IntercontinentalExchange, Inc.*                                6,359
                                                                      ----------
            Total Financials                                              41,887
                                                                      ----------

            HEALTH CARE (12.8%)
            -------------------
            BIOTECHNOLOGY (3.8%)
  142,665   Amgen, Inc.                                                   10,145
  103,881   Biogen Idec, Inc.*                                            13,921
  179,596   Celgene Corp.*                                                13,096
   99,096   Gilead Sciences, Inc.*                                         5,154
                                                                      ----------
                                                                          42,316
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.4%)
   63,590   AmerisourceBergen Corp.                                        2,366
   51,979   Cardinal Health, Inc.                                          2,197
                                                                      ----------
                                                                           4,563
                                                                      ----------
            HEALTH CARE EQUIPMENT (2.3%)
  105,051   Edwards Lifesciences Corp.*                                    8,716
  204,577   Hologic, Inc.*                                                 3,912
   20,285   Intuitive Surgical, Inc.*                                     11,729
   21,400   Varian Medical Systems, Inc.*                                  1,357
                                                                      ----------
                                                                          25,714
                                                                      ----------
            HEALTH CARE SERVICES (0.9%)
  174,600   Express Scripts, Inc.*                                         9,741
                                                                      ----------
            HEALTH CARE TECHNOLOGY (0.4%)
   50,800   Cerner Corp.*                                                  4,119
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.8%)
  150,914   Bruker Corp.*                                                  2,269
   46,226   Life Technologies Corp.*                                       2,143
   54,740   Waters Corp.*                                                  4,604
                                                                      ----------
                                                                           9,016
                                                                      ----------
            MANAGED HEALTH CARE (2.7%)
   78,122   Aetna, Inc.                                                    3,440
  491,485   UnitedHealth Group, Inc.                                      27,597
                                                                      ----------
                                                                          31,037
                                                                      ----------
            PHARMACEUTICALS (1.5%)
  116,037   Abbott Laboratories                                            7,201
   35,600   Perrigo Co.                                                    3,735
   66,100   Shire plc ADR                                                  6,449
                                                                      ----------
                                                                          17,385
                                                                      ----------
            Total Health Care                                            143,891
                                                                      ----------

            INDUSTRIALS (10.3%)
            -------------------
            AEROSPACE & DEFENSE (2.5%)
   83,370   Boeing Co.                                                     6,403
   87,925   Honeywell International, Inc.                                  5,333
   35,600   Precision Castparts Corp.                                      6,279

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3  | USAA Aggressive Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  121,300   United Technologies Corp.                                 $    9,903
                                                                      ----------
                                                                          27,918
                                                                      ----------
            CONSTRUCTION & ENGINEERING (0.7%)
  134,500   Fluor Corp.                                                    7,767
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.1%)
  178,028   Caterpillar, Inc.                                             18,296
   27,290   Cummins, Inc.                                                  3,161
   31,179   Joy Global, Inc.                                               2,207
                                                                      ----------
                                                                          23,664
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (2.1%)
  322,300   Danaher Corp.                                                 17,475
  139,961   General Electric Co.                                           2,741
   74,513   Tyco International Ltd.                                        4,182
                                                                      ----------
                                                                          24,398
                                                                      ----------
            INDUSTRIAL MACHINERY (1.1%)
   40,075   Dover Corp.                                                    2,511
  108,000   Illinois Tool Works, Inc.                                      6,197
   48,374   Parker-Hannifin Corp.                                          4,242
                                                                      ----------
                                                                          12,950
                                                                      ----------
            RAILROADS (1.8%)
  177,100   Union Pacific Corp.                                           19,913
                                                                      ----------
            Total Industrials                                            116,610
                                                                      ----------

            INFORMATION TECHNOLOGY (39.3%)
            ------------------------------
            APPLICATION SOFTWARE (2.5%)
  223,742   Autodesk, Inc.*                                                8,809
   29,925   Citrix Systems, Inc.*                                          2,562
   98,500   Intuit, Inc.                                                   5,710
   74,700   Salesforce.com, Inc.*                                         11,633
                                                                      ----------
                                                                          28,714
                                                                      ----------
            COMMUNICATIONS EQUIPMENT (5.7%)
1,294,612   Cisco Systems, Inc.                                           26,086
  292,090   Emulex Corp.*                                                  2,535
   35,373   F5 Networks, Inc.*                                             4,738
  474,514   QUALCOMM, Inc.                                                30,293
   41,569   Riverbed Technology, Inc.*                                       820
                                                                      ----------
                                                                          64,472
                                                                      ----------
            COMPUTER HARDWARE (7.3%)
  133,259   Apple, Inc.*                                                  77,855
  262,422   Dell, Inc.*                                                    4,296
                                                                      ----------
                                                                          82,151
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (4.8%)
1,210,763   EMC Corp.*                                                    34,156
  303,914   NetApp, Inc.*                                                 11,801
  407,846   QLogic Corp.*                                                  7,035
   24,771   SanDisk Corp.*                                                   917
                                                                      ----------
                                                                          53,909
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
  169,400   Visa, Inc. "A"                                                20,833
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (5.9%)
   80,300   Baidu, Inc. ADR*                                              10,656
  351,054   eBay, Inc.*                                                   14,411
   39,092   Google, Inc. "A"*                                             23,660
  136,000   IAC/InterActiveCorp.                                           6,548
   46,300   Linkedin Corp.*                                                5,021

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  141,300   VeriSign, Inc.                                            $    5,809
                                                                      ----------
                                                                          66,105
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (3.5%)
  227,221   Cognizant Technology Solutions Corp. "A"*                     16,660
  100,332   International Business Machines Corp.                         20,777
   30,900   Teradata Corp.*                                                2,156
                                                                      ----------
                                                                          39,593
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT (0.2%)
   42,004   KLA-Tencor Corp.                                               2,190
                                                                      ----------
            SEMICONDUCTORS (2.0%)
  331,516   Altera Corp.                                                  11,792
   90,437   Analog Devices, Inc.                                           3,525
   59,569   Intersil Corp. "A"                                               612
  168,680   Xilinx, Inc.                                                   6,137
                                                                      ----------
                                                                          22,066
                                                                      ----------
            SYSTEMS SOFTWARE (5.6%)
    59,081  BMC Software, Inc.*                                            2,438
    78,825  Check Point Software Technologies Ltd.*                        4,582
 1,012,676  Microsoft Corp.                                               32,426
   629,169  Oracle Corp.                                                  18,491
    59,585  Red Hat, Inc.*                                                 3,552
   113,901  Symantec Corp.*                                                1,881
                                                                      ----------
                                                                          63,370
                                                                      ----------
            Total Information Technology                                 443,403
                                                                      ----------

            MATERIALS (2.9%)
            ----------------
            DIVERSIFIED METALS & MINING (0.2%)
   21,733   Freeport-McMoRan Copper & Gold, Inc.                             832
   16,822   Walter Energy, Inc.                                            1,116
                                                                      ----------
                                                                           1,948
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (1.3%)
   18,253   CF Industries Holdings, Inc.                                   3,524
  148,800   Monsanto Co.                                                  11,336
                                                                      ----------
                                                                          14,860
                                                                      ----------
            SPECIALTY CHEMICALS (1.1%)
  126,400   Ecolab, Inc.                                                   8,050
   36,106   Sherwin-Williams Co.                                           4,343
                                                                      ----------
                                                                          12,393
                                                                      ----------
            STEEL (0.3%)
   53,663   Cliffs Natural Resources, Inc.                                 3,341
                                                                      ----------
            Total Materials                                               32,542
                                                                      ----------

            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.9%)
  148,800   American Tower Corp.                                           9,758
                                                                      ----------
            Total Common Stocks (cost: $826,813)                       1,110,495
                                                                      ----------

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5  | USAA Aggressive Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.3%)

            MONEY MARKET FUNDS (1.3%)
14,218,859  State Street Institutional Liquid Reserve Fund,
              0.21%(a)                                                    14,219
                                                                      ----------
            Total Money Market Instruments (cost: $14,219)                14,219
                                                                      ----------

            TOTAL INVESTMENTS (COST: $841,032)                        $1,124,714
                                                                      ==========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)
                                         QUOTED PRICES     (LEVEL 2)
                                           IN ACTIVE         OTHER           (LEVEL 3)
                                            MARKETS       SIGNIFICANT       SIGNIFICANT
                                         FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                      ASSETS          INPUTS            INPUTS               TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $   1,110,495    $        --      $         --     $  1,110,495
Money Market Instruments:
  Money Market Funds                            14,219             --                --           14,219
--------------------------------------------------------------------------------------------------------
TOTAL                                    $   1,124,714    $        --      $         --     $  1,124,714
--------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                           COMMON STOCKS
--------------------------------------------------------------------------------------------------------
Balance as of July 31, 2011                                                                         $411
Purchases                                                                                              -
Sales                                                                                                (29)
Transfers into Level 3                                                                                 -
Transfers out of Level 3                                                                               -
Net realized gain (loss)                                                                          (1,130)
Change in net unrealized appreciation/depreciation                                                   748
--------------------------------------------------------------------------------------------------------
Balance as of April 30, 2012                                                                          $-
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through April 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Aggressive Growth Fund Shares and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it

================================================================================

7  | USAA Aggressive Growth Fund

================================================================================

identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of April 30, 2012.

E. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $290,516,000 and $6,834,000, respectively, resulting in net unrealized appreciation of $283,682,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,127,065,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

9  | USAA Aggressive Growth Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2012.
* Non-income-producing security

================================================================================

                                         Notes to Portfolio of Investments |  10




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         -----------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.